Discontinued Operation	12 Months Ended
Dec. 31, 2012
Discontinued Operation [Abstract]
Discontinued operation
Note 13 - Discontinued Operation:
In November 2012, the Company announced the initiation of the sale of the operations of BridgeQuest, Inc. and its relevant subsidiary, which was completed in February 2013. Total consideration for Bridgequest Inc. was $6.5 thousand. In addition, as part of the agreement, the Company expected to receive additional amounts upon collection of existing account receivables of BridgeQuest collected by the purchaser following the transaction. BridgeQuest met the definition of a component. Accordingly, the results of operations in the statement of operations and prior periods results have been reclassified accordingly. As the transaction was completed following the balance sheet date, in February 2013, assets and liabilities associated with BridgeQuest were presented as held for sale in the December 31, 2012 balance sheet.

In May 2012, the Company completed the sale of its 51% share holdings in Liacom Systems Ltd., referred to as Liacom, for an aggregate consideration of $1.75 million. This sale was part of the Company strategic plan to focus on the legacy modernization business. Liacom met the definition of a component. Accordingly, the results of operations in the statement of operations and prior periods results have been reclassified accordingly. The capital loss recorded upon sale of Liacom amounted to $703 thousand.

The following is the composition from discontinued operation:
	Year ended December 31,
	2012	2011	2010
	(in thousands, except per share data)

Revenues	$9,243	$18,054	$15,148

Cost of revenues	7,510	15,377	13,465

Gross profit	1,733	2,677	1,683
Research and development costs	1,118	1,160	1,517

Selling, general, and administrative expenses	1,331	2,256	1,807

Loss on realization of shareholdings	740	-	-

Operating profit	(1,456)	(739)	(1,641)
Financial expenses (income), net	1	185	(53)

Loss before provision for income taxes	(1,457)	(924)	(1,588)
Provision for income taxes	12	191	143

Net loss	$(1,469)	$(1,115)	$(1,731)

Herein are the following major classes of assets and liabilities associated with Liacom as of December 31, 2011 and BridgeQuest as of December 31, 2011 and 2012 :
	December 31,
	2012	2011
	(in thousands)
Assets:
Cash and cash equivalents	$9	$576
Account Receivable	535	5,001
Long term assets	247	499
Total Assets	791	6,076
Liabilities:
Account Payables	467	1,907
Long term liabilities	-	(141)
Total Liabilities	467	1,766

	$324	$4,310